Borrowing Arrangements - Outstanding debt obligations (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing Arrangements
Long-term debt, including current portion	$ 7,628	$ 10,568	$ 9,904
Less: current portion	(6,906)	(8,332)	(6,333)
Long-term debt	722	2,236	3,571
Term Loan
Borrowing Arrangements
Long-term debt, including current portion	2,489	3,423	4,722
Dutch Landlord Loan
Borrowing Arrangements
Long-term debt, including current portion	139	163	182
Convertible Notes Payable
Borrowing Arrangements
Long-term debt, including current portion	$ 5,000	5,000	$ 5,000
PPP Loan
Borrowing Arrangements
Long-term debt, including current portion		$ 1,982